Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value
The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	—	97.7	97.7
Right-of-use assets	36.6	(3.4)	33.2
Property, plant and equipment	4.0	—	4.0
Cash and cash equivalents	(2.3)	—	(2.3)
Trade receivables due within one year	40.0	—	40.0
Other current assets	5.9	0.9	6.8
Total assets	84.2	95.2	179.4
Current liabilities	(28.5)	(0.3)	(28.8)
Trade and other payables due after one year	(2.3)	(5.8)	(8.1)
Deferred tax liabilities	—	(22.5)	(22.5)
Long-term lease liabilities	(34.2)	—	(34.2)
Total liabilities	(65.0)	(28.6)	(93.6)
Net assets	19.2	66.6	85.8
Non-controlling interests			(3.0)
Goodwill			331.9
Consideration			414.7
Consideration satisfied by:
Cash			225.9
Equity instruments of subsidiary company			110.8
Payments due to vendors			78.0